Interests in Unconsolidated Structured Entities	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Interests in Unconsolidated Structured Entities
38.	Interests in Unconsolidated Structured Entities

Details of information about its interests in unconsolidated structured entities, which the Group does not have control over, including the nature, purpose and activities of the structured entity and how the structured entity is financed, are as follows:

Classes of entities	Nature, purpose, activities and others
Real estate finance	A structured entity incorporated for the purpose of real estate development is provided with funds by investors’ investments in equity and borrowings from financial institutions (including long-term and short-term loans and issuance of ABCP due in three months), and based on these, the structured entity implements activities such as real estate acquisition, development and mortgage loans. The structured entity repays loan principals with funds incurred from instalment house sales after the completion of real estate development or with collection of the principal of mortgage loan. The remaining shares are distributed to investors. As at December 31, 2018, this entity is engaged in real estate finance structured entity, and generates revenues by receiving dividends from direct investments in or receiving interests on loans to the structured entity. Financial institutions, including the Entity, are provided with guarantees including joint guarantees or real estate collateral from investors and others.

Classes of entities	Nature, purpose, activities and others
Consequently, the entity is a priority over other parties in the preservation of claim. However, when the credit rating of investors and others decreases or when the value of real estate decreases, the entity may be obliged to cover losses.

PEF and investment funds	Minority investors including managing members contribute to PEF and investment funds incorporated for the purpose of providing funds to the small, medium, or venture entities, and the managing member implements activities such as investments in equity or loans based on the contributions. As at December 31, 2018, the entity is engaged in PEF and investment funds structured entity, and after contributing to PEF and investment funds, the entity receives dividends for operating revenues from these contributions. The entity is provided with underlying assets of PEF and investment funds as collateral. However, when the value of the underlying assets decreases, the entity may be obliged to cover losses.

Asset securitization	The Group transfers accounts receivable for handset sales to its Special Purpose Company (“SPC”) for asset securitization. SPC issues the asset-backed securities with accounts receivable for handset sales as an underlying asset, and makes payment for the underlying asset acquired.

Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,426,620	￦	3,779,377	￦	2,619,445	￦	7,825,442
Assets recognized in statement of financial position
Other financial assets	￦	21,800	￦	52,666	￦	—	￦	74,466
Joint ventures and associates		10,168		164,030		—		174,198

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

Maximum loss exposure[1]
Investment assets	￦	31,968	￦	216,696	￦	—	￦	248,664

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

1

It includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(In millions of Korean won)	December 31, 2018
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	1,429,910	￦	3,701,718	￦	2,751,208	￦	7,882,836
Assets recognized in statement of financial position
Other financial assets	￦	24,421	￦	94,075	￦	—	￦	118,496
Joint ventures and associates		7,293		166,159		—		173,452

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

Maximum loss exposure[1]
Investment assets	￦	31,714	￦	260,234	￦	—	￦	291,948

Total	￦	31,714	￦	260,234	￦	—	￦	291,948

1

It includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.